UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2017

Date of reporting period:	04/30/2016

Item 1. Schedule of Investments

Prudential Core Ultra Short Bond Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 99.9%
CERTIFICATES OF DEPOSIT — 24.6%
Bank of America NA	0.680%		05/10/16	258,000	$258,020,124
Bank of America NA	0.772	%(a)	09/01/16	341,750	341,727,786
Bank of Montreal	0.570%		07/20/16	130,000	130,023,400
Bank of Montreal	0.586	%(a)	05/09/16	148,000	148,008,880
Bank of Montreal	0.596	%(a)	06/13/16	100,000	100,015,500
Bank of Montreal	0.636	%(a)	05/13/16	60,000	60,005,760
Bank of Montreal	0.827	%(a)	10/14/16	233,000	233,056,153
Bank of Nova Scotia	0.776	%(a)	07/26/16	363,000	363,170,973
Bank of Nova Scotia	0.808	%(a)	05/16/16	45,000	45,008,730
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.490%		05/17/16	225,000	225,008,296
BNP Paribas SA	0.490%		05/20/16	125,000	125,005,670
BNP Paribas SA	0.600%		06/21/16	270,000	270,049,132
Branch Banking & Trust Co.	0.550%		06/17/16	292,000	292,093,685
Branch Banking & Trust Co.	0.550%		07/01/16	33,000	33,011,592
Branch Banking & Trust Co.	0.560%		06/10/16	320,000	320,099,200
Branch Banking & Trust Co.	0.590%		06/01/16	240,000	240,068,755
Canadian Imperial Bank of Commerce	0.730	%(a)	07/06/16	55,000	54,958,750
Canadian Imperial Bank of Commerce	0.813	%(a)	10/17/16	233,000	233,038,911
Canadian Imperial Bank of Commerce	0.970	%(a)	02/09/17	236,000	236,087,556
Citibank NA	0.650%		05/19/16	323,000	323,051,680
Citibank NA	0.650%		05/19/16	133,000	133,021,154
Citibank NA	0.710%		07/08/16	333,750	333,887,578
Cooperatieve Rabobank UA	0.869	%(a)	10/07/16	235,000	235,058,515
Credit Agricole Corporate & Investment Bank	0.510%		06/01/16	237,600	237,619,008
Credit Agricole Corporate & Investment Bank	0.520%		06/17/16	235,000	235,021,719
Nordea Bank Finland PLC	1.035	%(a)	04/21/17	250,000	250,037,250
Royal Bank of Canada	0.817	%(a)	09/02/16	281,000	281,136,285
Royal Bank of Canada	0.973	%(a)	06/21/16	110,000	110,077,880
Skandinaviska Enskilda Banken AB	0.610%		05/20/16	43,000	43,007,661
State Street Bank & Trust Co.	0.646	%(a)	06/10/16	254,000	253,994,920
State Street Bank & Trust Co.	0.754	%(a)	08/01/16	281,000	281,115,491
State Street Bank & Trust Co.	0.800%		08/01/16	100,000	100,093,396
Sumitomo Mitsui Banking Corp.	0.600%		06/13/16	155,700	155,730,094
Sumitomo Mitsui Banking Corp.	0.610%		07/06/16	35,000	35,006,129
Sumitomo Mitsui Banking Corp.	0.700%		07/05/16	225,000	225,078,057
Svenska Handelsbanken AB	0.560%		06/01/16	330,000	330,040,098
Svenska Handelsbanken AB	0.575%		06/07/16	100,000	100,014,469
Svenska Handelsbanken AB	0.650%		06/24/16	150,000	150,039,275
Svenska Handelsbanken AB	0.757	%(a)	07/27/16	275,000	275,116,325
Svenska Handelsbanken AB	0.820%		07/27/16	100,000	100,067,000
Svenska Handelsbanken AB	1.035	%(a)	04/21/17	20,000	20,003,000
Swedbank AB	0.340%		05/06/16	250,000	250,000,000
Toronto-Dominion Bank (The)	0.587	%(a)	05/27/16	150,000	150,018,750
Toronto-Dominion Bank (The)	0.651	%(a)	05/05/16	100,000	100,005,000
Toronto-Dominion Bank (The)	0.677	%(a)	06/06/16	239,000	239,057,360
U.S. Bank NA	0.680%		07/25/16	100,000	100,062,405
U.S. Bank NA	0.760%		08/24/16	185,000	185,154,456
Wells Fargo Bank NA	0.576	%(a)	05/03/16	135,000	135,003,240
Wells Fargo Bank NA	0.789	%(a)	09/06/16	233,000	233,085,511
Wells Fargo Bank NA	1.028	%(a)	04/13/17	225,000	225,049,275

TOTAL CERTIFICATES OF DEPOSIT (cost $9,531,885,666)					9,534,111,834

COMMERCIAL PAPER — 34.5%
ABN AMRO Funding USA LLC, 144A	0.633	%(b)	07/20/16	142,000	141,842,482
BASF SE,144A	0.510	%(b)	06/28/16	85,500	85,435,875
BASF SE,144A	0.510	%(b)	07/01/16	50,000	49,960,000

BASF SE,144A	0.677	%(b)	06/02/16	78,000	77,969,429
BASF SE,144A	1.183	%(b)	01/19/17	100,000	99,338,000
BASF SE,144A	1.214	%(b)	01/06/17	41,000	40,749,162
BMW U.S. Capital LLC, 144A	0.377	%(b)	05/05/16	25,000	24,998,463
BMW U.S. Capital LLC, 144A	0.408	%(b)	05/17/16	136,000	135,974,160
Caisse Centrale Desjardins du Quebec, 144A	0.602	%(b)	05/24/16	60,000	59,983,166
Caisse Centrale Desjardins du Quebec, 144A	0.612	%(b)	06/02/16	200,000	199,921,612
CDP Financial, Inc., 144A	0.582	%(b)	07/20/16	30,000	29,968,772
CDP Financial, Inc., 144A	0.582	%(b)	07/29/16	75,000	74,910,000
CDP Financial, Inc., 144A	0.585	%(b)	06/16/16	139,500	139,424,856
CDP Financial, Inc., 144A	0.592	%(b)	05/11/16	77,000	76,991,120
Chevron Corp., 144A	0.408	%(b)	05/18/16	130,000	129,975,300
Commonwealth Bank of Australia, 144A	0.557	%(a)	05/04/16	93,500	93,502,805
Commonwealth Bank of Australia, 144A	0.970	%(a)	02/02/17	220,000	220,095,700
Commonwealth Bank of Australia, 144A	1.026	%(a)	04/20/17	232,000	232,014,616
CPPIB Capital, Inc., 144A	0.428	%(b)	05/18/16	175,000	174,966,473
CPPIB Capital, Inc., 144A	0.495	%(b)	06/27/16	141,500	141,402,833
CPPIB Capital, Inc., 144A	0.582	%(b)	06/16/16	149,000	148,919,738
CPPIB Capital, Inc., 144A	0.582	%(b)	06/17/16	200,000	199,889,750
CPPIB Capital, Inc., 144A	0.582	%(b)	06/20/16	195,000	194,884,798
CPPIB Capital, Inc., 144A	0.582	%(b)	06/21/16	50,000	49,969,746
DNB Bank ASA, 144A	0.612	%(b)	06/13/16	290,000	289,855,000
DNB Bank ASA, 144A	0.612	%(b)	06/28/16	170,000	169,878,166
DNB Bank ASA, 144A	0.664	%(b)	06/27/16	185,000	184,870,234
European Investment Bank	0.551	%(b)	05/12/16	180,000	179,981,474
European Investment Bank	0.582	%(b)	06/01/16	619,000	618,808,215
European Investment Bank	0.592	%(b)	06/02/16	150,000	149,951,833
Export Development Canada	0.633	%(b)	06/27/16	50,000	49,961,732
GE Capital Treasury LLC	0.326	%(b)	05/04/16	127,000	126,994,055
GE Capital Treasury LLC	0.336	%(b)	05/02/16	126,400	126,396,471
General Electric Co.	0.305	%(b)	05/05/16	300,000	299,983,050
General Electric Co.	0.316	%(b)	05/02/16	50,000	49,998,604
GlaxoSmithKline Finance PLC, 144A	0.367	%(b)	05/03/16	200,000	199,992,000
HSBC Bank PLC, 144A	0.666	%(a)	07/19/16	86,000	86,019,780
HSBC Bank PLC, 144A	0.806	%(a)	07/26/16	227,000	227,123,715
HSBC Bank PLC, 144A	1.021	%(a)	02/06/17	236,000	236,186,912
Hydro-Quebec, 144A	0.418	%(b)	05/09/16	14,000	13,998,662
Hydro-Quebec, 144A	0.418	%(b)	05/16/16	88,000	87,985,165
Hydro-Quebec, 144A	0.418	%(b)	05/17/16	171,000	170,969,220
Hydro-Quebec, 144A	0.418	%(b)	06/01/16	75,000	74,973,600
ING US Funding LLC	0.623	%(b)	06/08/16	236,500	236,376,757
ING US Funding LLC	0.705	%(b)	07/21/16	164,000	163,773,134
International Bank for Reconstruction & Development	0.449	%(b)	05/02/16	293,000	293,000,000
International Finance Corp.	0.500	%(b)	05/05/16	171,000	170,993,707
International Finance Corp.	0.500	%(b)	05/09/16	90,000	89,996,587
JPMorgan Securities LLC, 144A	0.656	%(a)	05/09/16	150,000	150,012,000
JPMorgan Securities LLC, 144A	0.807	%(a)	10/14/16	234,000	234,070,434
JPMorgan Securities LLC, 144A	1.013	%(a)	02/02/17	237,000	237,194,340
KFW, 144A	0.408	%(b)	05/17/16	31,000	30,994,389
KFW, 144A	0.492	%(b)	05/03/16	283,750	283,738,809
KFW, 144A	0.523	%(b)	05/02/16	130,000	129,996,165
KFW, 144A	0.551	%(b)	05/13/16	278,000	277,961,080
KFW, 144A	0.551	%(b)	07/28/16	130,000	129,822,875
KFW, 144A	0.576	%(b)	06/10/16	225,000	224,885,025
National Australia Bank Ltd., 144A	0.979	%(a)	02/03/17	237,000	237,118,026
Nestle Finance International Ltd.	0.316	%(b)	05/03/16	30,000	29,999,053
Nestle Finance International Ltd., 144A	0.623	%(b)	08/05/16	180,000	179,722,660
Novartis Finance Corp., 144A	0.407	%(b)	06/01/16	20,000	19,992,960
Novartis Finance Corp., 144A	0.418	%(b)	05/17/16	27,500	27,495,050
Novartis Finance Corp., 144A	0.418	%(b)	05/23/16	50,000	49,987,567

Novartis Securities Investment Ltd., 144A	0.418	%(b)	05/23/16	75,000	74,979,150
Ontario Teacher Financial Trust, 144A	0.632	%(b)	05/11/16	78,000	77,989,080
Ontario Teacher Financial Trust, 144A	0.664	%(b)	08/03/16	25,000	24,962,250
Ontario Teacher Financial Trust, 144A	0.673	%(b)	07/06/16	75,000	74,927,325
Ontario Teacher Financial Trust, 144A	0.715	%(b)	06/01/16	20,000	19,991,493
Ontario Teacher Financial Trust, 144A	0.725	%(b)	07/05/16	60,000	59,942,827
Ontario Teacher Financial Trust, 144A	0.756	%(b)	08/11/16	46,000	45,921,994
Ontario Teacher Financial Trust, 144A	0.767	%(b)	06/13/16	50,000	49,970,000
Ontario Teacher Financial Trust, 144A	0.870	%(b)	09/21/16	94,000	93,739,620
Ontario Teacher Financial Trust, 144A	0.942	%(b)	08/29/16	35,000	34,924,750
Ontario Teacher Financial Trust, 144A	0.963	%(b)	10/17/16	39,000	38,856,061
Ontario Teacher Financial Trust, 144A	0.963	%(b)	10/19/16	100,000	99,623,244
Ontario Teacher Financial Trust, 144A	0.974	%(b)	09/30/16	70,000	69,785,897
Ontario Teacher Financial Trust, 144A	0.974	%(b)	10/03/16	30,000	29,905,015
Ontario Teacher Financial Trust, 144A	1.005	%(b)	10/27/16	25,000	24,898,000
Ontario Teacher Financial Trust, 144A	1.005	%(b)	10/28/16	50,000	49,794,500
Province of Ontario	0.418	%(b)	05/20/16	177,000	176,961,798
Province of Ontario	0.418	%(b)	06/01/16	191,000	190,932,768
Province of Ontario	0.449	%(b)	06/28/16	179,670	179,544,231
Province of Quebec, 144A	0.418	%(b)	05/04/16	143,000	142,993,306
Province of Quebec, 144A	0.418	%(b)	05/16/16	234,000	233,960,552
Province of Quebec, 144A	0.418	%(b)	05/20/16	115,000	114,975,180
Province of Quebec, 144A	0.423	%(b)	06/01/16	391,500	391,362,192
PSP Capital, Inc., 144A	0.561	%(b)	05/20/16	78,400	78,383,079
PSP Capital, Inc., 144A	0.561	%(b)	05/24/16	60,000	59,984,417
PSP Capital, Inc., 144A	0.561	%(b)	07/26/16	57,500	57,434,360
PSP Capital, Inc., 144A	0.571	%(b)	06/14/16	13,000	12,993,339
PSP Capital, Inc., 144A	0.571	%(b)	07/19/16	45,000	44,953,931
PSP Capital, Inc., 144A	0.602	%(b)	06/20/16	30,000	29,982,277
PSP Capital, Inc., 144A	0.612	%(b)	08/05/16	111,750	111,600,634
PSP Capital, Inc., 144A	0.633	%(b)	05/02/16	74,000	73,997,780
PSP Capital, Inc., 144A	0.633	%(b)	05/03/16	96,000	95,996,160
PSP Capital, Inc., 144A	0.633	%(b)	06/13/16	20,000	19,990,000
Roche Holdings, Inc., 144A	0.408	%(b)	06/06/16	110,000	109,954,601
Roche Holdings, Inc., 144A	0.418	%(b)	05/24/16	50,000	49,987,014
Roche Holdings, Inc., 144A	0.530	%(b)	05/06/16	36,250	36,247,604
Sanofi, 144A	0.469	%(b)	06/29/16	221,000	220,823,249
Siemens Capital Co. LLC, 144A	0.500	%(b)	06/21/16	100,000	99,939,492
Siemens Capital Co. LLC, 144A	0.504	%(b)	06/28/16	217,000	216,848,100
Siemens Capital Co. LLC, 144A	0.510	%(b)	06/15/16	54,000	53,971,588
Siemens Capital Co. LLC, 144A	0.510	%(b)	06/20/16	174,750	174,646,761
Total Capital Canada Ltd., 144A	0.408	%(b)	05/13/16	161,000	160,977,460

TOTAL COMMERCIAL PAPER (cost $13,371,468,792)					13,373,800,441

CORPORATE BONDS — 1.8%
Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A	0.838	%(a)	05/23/16	35,284	35,273,133

Banks — 1.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes,144A	1.009	%(a)	01/10/17	98,500	98,629,527
Bank of America NA, Sr. Unsec’d. Notes	1.088	%(a)	11/14/16	19,355	19,372,981
Sumitomo Mitsui Banking Corp., Gtd. Notes	1.303	%(a)	07/19/16	16,000	16,014,048
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	2.375%		10/19/16	43,932	44,263,028
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.783	%(a)	06/02/16	233,000	233,060,580

					411,340,164

Computers — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	0.669	%(a)	05/03/16	43,900	43,900,000

Diversified Financial Services — 0.5%
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A	1.030	%(a)	03/27/17	190,000	189,762,500

Insurance
Metropolitan Life Global Funding, Inc., Sr. Sec’d. Notes, 144A	0.755	%(a)	06/23/16	18,000	18,004,194

Miscellaneous Manufacturing
General Electric Co., Sr. Unsec’d. Notes, GMTN	1.490	%(a)	05/09/16	10,000	10,001,460

TOTAL CORPORATE BONDS (cost $708,161,543)					708,281,451

MUNICIPAL BONDS — 0.7%
Minnesota — 0.2%
Hennepin Cnty. MN	0.490%		05/09/16	70,000	69,993,700

Missouri — 0.2%
Ascension Health Alliance	0.300	%(c)	05/11/16	55,000	54,994,500
Ascension Health Alliance	0.300	%(c)	05/05/16	20,000	19,999,000
Ascension Health Alliance	0.090	%(c)	05/03/16	20,000	19,999,800

					94,993,300

Texas — 0.3%
University of Texas System Board of Regents Revenue Financing	0.070%		05/19/16	22,000	21,995,600
University of Texas System Board of Regents Revenue Financing	0.390%		05/04/16	7,800	7,800,234
University of Texas Permanent Univ. Fund	0.390%		05/10/16	17,000	17,000,340
Texas A&M University	0.550%		06/13/16	37,000	36,988,530
Texas A&M University	0.500%		05/25/16	24,600	24,599,262

					108,383,966

TOTAL MUNICIPAL BONDS (cost $273,385,990)					273,370,966

TIME DEPOSITS — 7.4%
Australia & New Zealand Banking Group Ltd.	0.380%		05/02/16	400,000	400,000,000
Australia & New Zealand Banking Group Ltd.(d)	0.570%		06/13/16	400,000	400,000,000
Bank of New York Mellon (The)	0.280%		05/02/16	1,200,000	1,200,000,000
Branch Banking & Trust Co.	0.290%		05/02/16	475,000	475,000,000
Credit Agricole Corporate & Investment Bank	0.310%		05/02/16	177,514	177,514,000
U.S. Bank NA	0.320%		05/02/16	233,801	233,801,000

TOTAL TIME DEPOSITS (cost $2,886,315,000)					2,886,315,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.5%
Federal Farm Credit Bank	0.379	%(a)	07/25/16	127,400	127,408,791
Federal Farm Credit Bank	0.431	%(a)	10/13/16	233,600	233,625,696
Federal Farm Credit Bank	0.438	%(a)	12/28/16	111,000	110,994,339
Federal Farm Credit Bank	0.445	%(a)	08/29/16	100,000	100,024,000
Federal Farm Credit Bank	0.457	%(a)	05/04/16	97,490	97,490,975
Federal Farm Credit Bank	0.607	%(a)	12/12/16	45,000	45,033,750
Federal Home Loan Bank	0.280	%(b)	06/01/16	523,000	522,875,526
Federal Home Loan Bank	0.290	%(b)	06/16/16	330,750	330,632,253
Federal Home Loan Bank	0.290	%(b)	06/22/16	1,122,500	1,122,046,510

Federal Home Loan Bank	0.295	%(b)	06/20/16	233,000	232,909,596
Federal Home Loan Bank	0.300%		05/10/16	50,000	50,000,500
Federal Home Loan Bank	0.381	%(a)	08/18/16	87,500	87,498,775
Federal Home Loan Bank	0.386	%(a)	07/22/16	73,000	73,002,701
Federal Home Loan Bank	0.391	%(a)	08/19/16	169,000	169,002,704
Federal Home Loan Bank	0.399	%(a)	08/25/16	181,000	181,006,878
Federal Home Loan Bank	0.409	%(a)	09/01/16	263,500	263,519,235
Federal Home Loan Bank	0.412	%(a)	09/02/16	223,000	223,016,056
Federal Home Loan Bank	0.414	%(a)	09/08/16	180,000	180,011,700
Federal Home Loan Bank	0.433	%(a)	07/06/16	84,000	84,012,012
Federal Home Loan Bank	0.436	%(a)	03/17/17	285,000	284,869,470
Federal Home Loan Bank	0.478	%(a)	08/17/16	50,000	50,014,350
Federal Home Loan Bank	0.511	%(a)	10/13/16	300,000	300,135,300
Federal Home Loan Bank	0.515	%(a)	08/26/16	20,000	20,006,260
Federal Home Loan Bank	0.523	%(a)	06/21/16	455,000	455,113,750
Federal Home Loan Bank	0.549	%(a)	07/11/16	205,000	205,071,750
Federal Home Loan Bank	0.556	%(a)	07/08/16	100,000	100,035,300
Federal Home Loan Bank	0.568	%(a)	11/18/16	375,000	375,213,750
Federal Home Loan Bank	0.578	%(a)	01/19/17	263,000	263,154,381
Federal Home Loan Bank	0.579	%(a)	11/25/16	235,000	235,136,300
Federal Home Loan Bank	0.588	%(a)	08/01/17	250,000	250,200,500
Federal Home Loan Mortgage Corp.	0.402	%(a)	09/02/16	266,500	266,504,530
Federal Home Loan Mortgage Corp.	0.426	%(a)	09/16/16	323,000	323,029,070
Federal Home Loan Mortgage Corp.	0.436	%(a)	07/21/16	98,000	98,005,782
Federal Home Loan Mortgage Corp.	0.440	%(a)	01/12/17	34,000	33,996,464
Federal Home Loan Mortgage Corp.	0.444	%(a)	04/20/17	290,000	289,889,800
Federal Home Loan Mortgage Corp.	0.477	%(a)	04/27/17	380,000	379,962,000
Federal National Mortgage Assoc.	0.452	%(a)	01/26/17	53,400	53,406,248
Federal National Mortgage Assoc.	0.525	%(a)	10/21/16	118,000	118,037,760

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,334,435,547)					8,335,894,762

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes	0.250%		05/15/16	264,000	264,007,656
U.S. Treasury Notes	0.375%		05/31/16	220,000	220,029,920
U.S. Treasury Notes	1.750%		05/31/16	291,000	291,352,692

TOTAL U.S. TREASURY OBLIGATIONS (cost $775,393,704)					775,390,268

REPURCHASE AGREEMENTS(e) — 7.4%
BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16 in the amount of $885,020,650				885,000	885,000,000
BNP Paribas Securities Corp., 0.30%, dated 04/29/16, due 05/02/16 in the amount of $138,771,469				138,768	138,768,000
Credit Agricole Corporate & Investment Bank, 0.28%, dated 04/29/16, due 05/02/16 in the amount of $180,004,200				180,000	180,000,000
Credit Agricole Corporate & Investment Bank, 0.29%, dated 04/29/16, due 05/06/16 in the amount of $459,025,883				459,000	459,000,000
HSBC Securities, Inc., 0.29%, dated 04/29/16, due 05/02/16 in the amount of $260,006,283				260,000	260,000,000
Merrill Lynch, 0.29%, dated 04/29/16, due 05/02/16 in the amount of $85,002,054				85,000	85,000,000
TD Securities (USA) LLC, 0.28%, dated 04/29/16, due 05/02/16 in the amount of $131,053,058				131,050	131,050,000

TD Securities (USA) LLC, 0.29%, dated 04/29/16, due 05/02/16 in the amount of $750,018,125	750,000	750,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,888,818,000)		2,888,818,000

TOTAL INVESTMENTS — 99.9% (cost $38,769,864,242)(f)		38,775,982,722
Other assets in excess of liabilities — 0.1%		48,731,866

NET ASSETS — 100.0%		$38,824,714,588

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents a zero coupon or step bond. Rate quoted represents effective yield at April 30, 2016.
(d)	Indicates a security that has been deemed illiquid.
(e)	The aggregate value of Repurchase Agreements is $2,888,818,000. Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.500%, maturity dates 05/06/16-07/15/36), FHLMC (coupon rates 0.000%-8.500%, maturity dates 01/27/17-11/01/44), FNMA (coupon rates 0.000%-7.250%, maturity dates 07/15/16-05/01/48), GNMA (coupon rates 3.000%-3.500%, maturity dates 11/20/42-05/20/43), and U.S. Treasury Securities (coupon rates 0.000%-3.625% maturity dates 05/26/16-02/15/45), with the aggregate value, including accrued interest, of $2,946,597,153. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$38,769,864,242

Appreciation	6,406,795
Depreciation	(288,315)

Net Unrealized Appreciation	$6,118,480

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$9,534,111,834	$—
Commercial Paper	—	13,373,800,441	—
Corporate Bonds	—	708,281,451	—
Municipal Bonds	—	273,370,966	—
Time Deposits	—	2,886,315,000	—
U.S. Government Agency Obligations	—	8,335,894,762	—
U.S. Treasury Obligations	—	775,390,268	—
Repurchase Agreements	—	2,888,818,000	—

Total	$—	$38,775,982,722	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 79.5%
ASSET-BACKED SECURITIES — 31.6%
Non-Residential Mortgage-Backed Securities — 19.5%
Ally Auto Receivables Trust, Series 2013-2, Class A3	0.790%		01/15/18	1,426	$1,425,848
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	916	915,720
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	1,262	1,261,920
Ally Auto Receivables Trust, Series 2015-2, Class A2B	0.863	%(a)	03/15/18	6,267	6,269,479
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	3,323	3,322,653
Ally Auto Receivables Trust, Series 2016-2, Class A2	1.170%		10/15/18	5,000	5,008,254
American Express Credit Account Master Trust, Series 2013-1, Class A	0.853	%(a)	02/16/21	38,600	38,739,134
American Express Credit Account Master Trust, Series 2013-3, Class A	0.980%		05/15/19	4,250	4,253,553
American Express Credit Account Master Trust, Series 2014-1, Class A	0.803	%(a)	12/15/21	10,000	10,008,992
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.673	%(a)	05/15/20	18,000	18,008,143
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.473	%(a)	11/15/19	21,227	21,227,000
Bank of America Credit Card Trust, Series 2014-A1, Class A	0.813	%(a)	06/15/21	15,129	15,162,219
Bank of America Credit Card Trust, Series 2014-A2, Class A	0.703	%(a)	09/16/19	25,450	25,467,856
Bank of the West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	8,945	8,943,719
BMW Vehicle Lease Trust, Series 2015-1, Class A2B	0.759	%(a)	02/21/17	10,134	10,135,412
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	0.969	%(a)	01/22/18	10,500	10,509,427
BMW Vehicle Lease Trust, Series 2016-1, Class A2B	0.939	%(a)	01/22/18	5,000	5,000,557
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	3,029	3,026,334
CarMax Auto Owner Trust, Series 2014-3, Class A2	0.550%		08/15/17	11	11,012
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.703	%(a)	02/15/18	2,416	2,415,572
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.883	%(a)	11/15/18	8,355	8,359,161
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.033	%(a)	04/15/19	7,000	7,007,232
CarMax Auto Owner Trust, Series 2016-1, Class A2B	0.963	%(a)	04/15/19	6,000	6,010,766
CarMax Auto Owner Trust, Series 2016-2, Class A2B	0.916	%(a)	06/17/19	3,000	3,000,055
Chase Issuance Trust, Series 2007-A2, Class A2	0.483	%(a)	04/15/19	4,186	4,184,869
Chase Issuance Trust, Series 2007-A3, Class A3	5.230%		04/15/19	8,846	9,148,835

Chase Issuance Trust, Series 2013-A3, Class A3	0.713	%(a)	04/15/20	725	724,855
Chase Issuance Trust, Series 2013-A6, Class A6	0.853	%(a)	07/15/20	28,000	28,029,319
Chase Issuance Trust, Series 2015-A1, Class A1	0.753	%(a)	02/18/20	19,000	19,020,803
Chase Issuance Trust, Series 2015-A3, Class A3	0.683	%(a)	04/15/19	10,000	10,007,799
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	966	965,536
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A2, 144A	0.810%		11/15/17	2,361	2,360,169
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A2, 144A	1.460%		12/17/18	12,000	12,013,854
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%		04/15/19	5,000	4,999,242
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.694	%(a)	12/17/18	13,000	12,990,418
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,405,768
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.719	%(a)	05/26/20	20,500	20,508,448
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	0.859	%(a)	07/24/20	10,000	10,035,994
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	15,000	15,028,728

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	5,800	5,804,723
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.863	%(a)	07/15/21	27,100	27,099,997
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,755,503
Discover Card Execution Note Trust, Series 2015-A1, Class A1	0.783	%(a)	08/17/20	24,000	24,039,593
Discover Card Execution Note Trust, Series 2016-A2, Class A2	0.975	%(a)	09/15/21	1,700	1,706,801
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	103	102,992
Ford Credit Auto Lease Trust, Series 2015-A, Class A2B	0.713	%(a)	12/15/17	4,715	4,713,425
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	0.973	%(a)	11/15/18	7,000	7,001,242
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	359	358,926
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	4,439	4,438,441
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.019	%(a)	06/20/18	5,400	5,402,132
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2B	1.039	%(a)	07/20/18	12,000	12,002,340
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	263	262,505
Honda Auto Receivables Owner Trust, Series 2015-3, Class A2	0.920%		11/20/17	5,238	5,237,844
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	6,320	6,320,733
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	0.983	%(a)	07/16/18	5,000	5,012,539
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.693	%(a)	08/16/21	9,000	8,961,559
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3	1.100%		08/15/17	9,100	9,103,313
Mercedes-Benz Auto Lease Trust, Series 2015-B, Class A2B	0.953	%(a)	01/16/18	5,600	5,603,018
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2B	0.993	%(a)	07/16/18	15,000	15,001,747
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.189	%(a)	06/25/65	2,900	2,901,740
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.683	%(a)	04/17/17	5,329	5,328,000
Nissan Auto Lease Trust, Series 2015-B, Class A2B	0.963	%(a)	12/15/17	7,800	7,806,396
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	3,580	3,567,376
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	728	727,072
World Omni Auto Receivables Trust, Series 2013-B, Class A3	0.830%		08/15/18	8,597	8,592,925
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.663	%(a)	01/16/18	680	679,568
World Omni Auto Receivables Trust, Series 2015-B, Class A2B	0.833	%(a)	07/15/19	6,500	6,498,975
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	8,000	8,012,111
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.643	%(a)	03/15/17	4,934	4,930,921

					586,889,112

Residential Mortgage-Backed Securities — 12.1%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	478	477,107
ABFC Trust, Series 2003-OPT1, Class A3	1.119	%(a)	04/25/33	899	856,203
ABFC Trust, Series 2004-HE1, Class M1	1.339	%(a)	03/25/34	1,073	990,894
ABFC Trust, Series 2004-OPT5, Class A4	1.689	%(a)	06/25/34	6,394	5,957,668
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.139	%(a)	01/25/35	1,670	1,584,982
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.989	%(a)	11/25/33	113	105,573
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.489	%(a)	12/25/33	2,356	2,227,832
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.339	%(a)	09/25/33	531	497,924
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.219	%(a)	04/25/34	4,410	4,079,087
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	1.039	%(a)	06/25/34	73	73,167
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.789	%(a)	02/25/33	7,208	6,785,328
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.489	%(a)	10/25/33	3,155	2,992,357
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	1.119	%(a)	09/25/33	271	253,216
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.179	%(a)	12/25/33	367	341,940
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	1.564	%(a)	01/25/34	457	422,491
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.309	%(a)	07/25/34	695	621,703
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	4.612	%(a)	11/25/35	785	801,968
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	4.612	%(a)	11/25/35	1,808	1,809,542
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.769	%(a)	01/25/36	146	143,189
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	2.239	%(a)	07/25/32	83	69,723
Argent Securities, Inc., Series 2003-W2, Class M4	6.064	%(a)	09/25/33	1,000	919,414
Argent Securities, Inc., Series 2003-W3, Class M2	3.139	%(a)	09/25/33	12,586	11,972,290
Argent Securities, Inc., Series 2003-W5, Class M1	1.489	%(a)	10/25/33	58	56,466
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.639	%(a)	10/25/33	3,510	3,450,449
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.339	%(a)	04/25/34	324	304,666
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	1.339	%(a)	05/25/34	483	457,706
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.264	%(a)	05/25/34	579	549,469
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	1.264	%(a)	05/25/34	17,647	16,816,419
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.399	%(a)	05/25/34	131	129,501
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.283	%(a)	09/15/33	336	286,032
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.119	%(a)	11/25/33	193	182,689
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.264	%(a)	04/25/34	293	275,239
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.249	%(a)	06/25/34	339	316,936

Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	1.669	%(a)	06/25/43	783	714,602
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	1.414	%(a)	06/25/34	3,589	3,394,636
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.339	%(a)	03/25/34	4,827	4,608,022
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.339	%(a)	08/25/34	4,738	4,467,417
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.414	%(a)	12/25/34	1,216	1,143,433
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.489	%(a)	11/25/33	3,601	3,342,226
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.414	%(a)	03/25/34	1,236	1,182,187
Chase Funding Trust, Series 2002-2, Class 2A1	0.939	%(a)	05/25/32	404	380,406
Chase Funding Trust, Series 2003-1, Class 2A2	1.099	%(a)	11/25/32	561	532,244
Chase Funding Trust, Series 2003-2, Class 2A2	0.999	%(a)	02/25/33	406	343,040
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.534	%(a)	03/25/32	2,495	2,421,033
Conseco Finance Corp., Series 2001-C, Class M1	1.133	%(a)	08/15/33	621	603,059
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.564	%(a)	03/25/32	46	45,399
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	0.936	%(a)	08/26/33	493	433,584
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.489	%(a)	07/25/33	282	265,811
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.189	%(a)	03/25/34	913	874,547
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.384	%(a)	11/25/34	3,365	3,179,470
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.459	%(a)	11/25/33	930	878,747
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	1.219	%(a)	03/25/34	473	434,411
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	2.039	%(a)	03/25/32	420	395,707
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.289	%(a)	12/25/32	106	101,230
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860%		08/25/33	113	113,115
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.309	%(a)	11/25/34	9,825	9,370,533
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.159	%(a)	08/25/34	335	317,425
Fremont Home Loan Trust, Series 2003-B, Class M1	1.489	%(a)	12/25/33	540	515,229
Fremont Home Loan Trust, Series 2004-1, Class M1	1.114	%(a)	02/25/34	2,015	1,842,276
Fremont Home Loan Trust, Series 2004-2, Class M1	1.294	%(a)	07/25/34	853	741,405
Fremont Home Loan Trust, Series 2004-B, Class M1	1.309	%(a)	05/25/34	5,441	5,022,243
Fremont Home Loan Trust, Series 2004-C, Class M1	1.414	%(a)	08/25/34	5,581	5,204,896
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.159	%(a)	10/25/35	1,029	1,019,559
GSAMP Trust, Series 2003-FM1, Class M2	3.214	%(a)	03/20/33	77	71,707
GSAMP Trust, Series 2004-FM1, Class M1	1.414	%(a)	11/25/33	5,774	5,393,802
GSAMP Trust, Series 2004-FM1, Class M2	2.539	%(a)	11/25/33	96	93,495
GSAMP Trust, Series 2004-NC1, Class M1	1.264	%(a)	03/25/34	2,807	2,629,909
Home Equity Asset Trust, Series 2002-3, Class M1	1.789	%(a)	02/25/33	817	787,446
Home Equity Asset Trust, Series 2002-4, Class M1	1.939	%(a)	03/25/33	695	671,770
Home Equity Asset Trust, Series 2003-2, Class M1	1.759	%(a)	08/25/33	1,462	1,353,982
Home Equity Asset Trust, Series 2003-3, Class M1	1.729	%(a)	08/25/33	1,638	1,559,313
Home Equity Asset Trust, Series 2003-4, Class M1	1.639	%(a)	10/25/33	7,397	6,778,285
Home Equity Asset Trust, Series 2003-8, Class M1	1.519	%(a)	04/25/34	636	579,527

Home Equity Asset Trust, Series 2004-1, Class M1	1.384	%(a)	06/25/34	11,303	10,588,414
Home Equity Asset Trust, Series 2004-2, Class M1	1.234	%(a)	07/25/34	3,028	2,822,401
Home Equity Asset Trust, Series 2004-3, Class M1	1.294	%(a)	08/25/34	2,312	2,204,689
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	0.809	%(a)	07/20/36	1,000	946,984
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	2.939	%(a)	11/20/36	3,500	3,490,473
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.689	%(a)	03/25/36	1,400	1,183,855
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.564	%(a)	07/25/33	1,509	1,408,976
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	1.459	%(a)	08/25/33	1,884	1,787,859
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.189	%(a)	02/25/34	22,901	21,606,837
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.234	%(a)	06/25/34	6,377	6,157,951
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.294	%(a)	07/25/34	5,534	5,315,091
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.139	%(a)	09/25/34	806	727,310
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.139	%(a)	09/25/34	170	152,855
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.264	%(a)	10/25/34	2,056	1,942,822
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.289	%(a)	02/25/34	237	239,416
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	1.239	%(a)	08/25/35	51	48,187
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.639	%(a)	08/25/35	946	894,480
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	2.089	%(a)	10/25/34	1,676	1,629,487
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.939	%(a)	11/25/32	562	553,894
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.639	%(a)	05/25/33	2,316	2,190,284
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.714	%(a)	04/25/33	4,351	4,307,120
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	3.889	%(a)	04/25/33	88	86,880
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.489	%(a)	09/25/33	1,708	1,617,697
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	3.064	%(a)	09/25/33	177	154,542
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.459	%(a)	10/25/33	359	338,325
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.179	%(a)	01/25/34	1,253	1,211,706
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.384	%(a)	06/25/34	1,138	1,069,899
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.339	%(a)	08/25/34	3,607	3,305,799
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.399	%(a)	09/25/34	19,810	18,207,391
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.489	%(a)	12/27/33	1,266	1,220,981
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.339	%(a)	05/25/34	699	642,117

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.354	%(a)	07/25/34	1,482	1,413,320
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.789	%(a)	03/25/33	738	707,921
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.564	%(a)	05/25/32	651	614,251
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.439	%(a)	02/25/33	210	203,834
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	1.849	%(a)	10/25/32	679	640,480
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	2.839	%(a)	10/25/32	92	82,727
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.564	%(a)	10/25/33	4,829	4,642,649
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.519	%(a)	01/25/34	7,533	7,005,280
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.324	%(a)	05/25/34	5,741	5,246,570
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.369	%(a)	11/25/34	12,150	10,761,758
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.204	%(a)	02/25/35	15,768	14,100,038
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.339	%(a)	01/25/34	1,722	1,601,494
Option One Mortgage Loan Trust, Series 2004-2, Class M1	1.234	%(a)	05/25/34	4,430	4,085,434
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.701	%(a)	09/25/34	812	769,746
Quest Trust, Series 2006-X2, Class A2, 144A	0.729	%(a)	08/25/36	5,302	4,146,332
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.299	%(a)	06/25/33	306	289,816
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335	%(a)	03/25/34	558	586,115
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	5.980%		08/25/34	8,823	9,096,966
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550%		01/25/34	4,141	4,334,824
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	3,863	3,994,619
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	4.770%		04/25/34	6,778	7,055,912
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	5.078	%(a)	06/25/34	10,308	10,376,312
Saxon Asset Securities Trust, Series 2001-2, Class M1	1.234	%(a)	03/25/31	484	420,292
Saxon Asset Securities Trust, Series 2001-3, Class M1	1.609	%(a)	07/25/31	66	63,658
Saxon Asset Securities Trust, Series 2003-3, Class M2	2.839	%(a)	12/25/33	98	87,801
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.635	%(a)	08/25/35	3,019	3,033,722
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.219	%(a)	02/25/34	4,723	4,386,415
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.639	%(a)	01/25/34	284	272,462
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.414	%(a)	08/25/34	5,621	5,388,862
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.204	%(a)	02/25/35	1,736	1,596,284
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	1.239	%(a)	10/25/35	832	732,289

Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2C	0.639	%(a)	12/25/36	62	62,073
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	1.119	%(a)	01/25/33	204	186,754
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.144	%(a)	03/25/34	14,377	13,091,821
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	1.239	%(a)	04/25/34	3,782	3,501,216
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.639	%(a)	12/25/35	324	304,944
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	1.279	%(a)	10/25/34	45	43,701

					363,599,712

TOTAL ASSET-BACKED SECURITIES (cost $902,476,736)					950,488,824

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	%(a)	04/10/49	8,149	8,340,701
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.583	%(a)	08/15/26	4,569	4,565,928
Carefree Portfolio Trust, Series 2014-CARE, Class A, 144A	1.753	%(a)	11/15/19	15,000	14,972,986
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.833	%(a)	12/15/27	24,162	24,055,959
CGGS Commercial Mortgage Trust, Series 2016-RNBD, Class AFL, 144A	2.083	%(a)	02/15/33	11,400	11,435,900
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1	0.685%		09/10/45	299	297,941
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	10,597	10,740,592
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	2,125	2,145,585
COMM Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	5,581	5,671,533
COMM Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	8,050	8,251,543
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	8,495	8,498,665
GE Business Loan Trust, Series 2004-2A, Class A, 144A	0.653	%(a)	12/15/32	1,322	1,303,097
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.613	%(a)	11/15/34	3,808	3,607,817
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(a)	12/10/49	16,158	16,470,598
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class A, 144A	2.363	%(a)	02/15/33	10,350	10,372,621
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	10,156	10,211,702
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.683	%(a)	11/15/29	8,000	7,960,469
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,355,620
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A	1.083	%(a)	11/15/45	773	773,981
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,315,510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A	5.431	%(a)	06/12/47	6,119	6,218,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.889	%(a)	02/12/49	13,399	13,826,190
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1, 144A	2.749%		11/15/43	37	37,102

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	5,704	5,718,144
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	3,192	3,201,461
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	771	772,199
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 144A	1.413	%(a)	07/15/31	10,562	10,522,395
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A	1.633	%(a)	08/15/27	21,170	21,073,147
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-FL6, Class A, 144A	1.833	%(a)	11/15/31	4,501	4,510,734
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	9,596	9,798,837
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3FL, 144A	0.907	%(a)	06/12/50	3,255	3,252,968
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A	5.409	%(a)	07/12/46	5,797	5,836,544
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	5,507	5,551,427
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	544	549,016
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	0.575	%(a)	03/12/51	26,831	26,754,138
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664%		11/15/45	84	83,488
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.593	%(a)	04/15/49	5,228	5,222,685
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	785	786,353
SCG Trust, Series 2013-SRP1, Class A, 144A	1.833	%(a)	11/15/26	9,000	8,992,433
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.653	%(a)	11/15/27	20,000	19,785,990
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	21,494,216
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	18,338	18,404,046
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	7,157	7,145,956
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	11,752	11,848,272
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,046	10,109,731
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	3,858	3,912,256
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	333	337,877
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889	%(a)	06/15/49	17,611	18,191,585
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.147	%(a)	02/15/51	5,413	5,638,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	24,923	25,634,415

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $456,195,272)					445,560,187

CORPORATE BONDS — 31.1%
Auto Manufacturers — 2.7%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	1.127	%(a)	10/07/16	7,000	7,013,545
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.010	%(a)	05/26/16	22,500	22,509,923
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.250%		01/15/19	7,000	7,108,010
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.439	%(a)	02/19/19	20,000	20,191,800
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	1.058	%(a)	11/18/16	25,000	24,935,500

					81,758,778

Banks — 12.1%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.112	%(a)	03/14/19	25,000	25,216,825
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.046	%(a)	06/06/16	30,000	30,002,310
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.808	%(a)	07/15/16	21,000	20,997,270
Bank of America Corp., Sr. Unsec’d. Notes	3.750%		07/12/16	23,000	23,125,419
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300%		07/15/16	30,000	30,038,700
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.898	%(a)	02/23/17	25,000	24,992,000
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	1.153	%(a)	07/18/16	25,000	25,027,450
Citigroup, Inc., Sr. Unsec’d. Notes	1.325	%(a)	11/24/17	30,000	29,915,700
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.678	%(a)	04/25/19	25,000	25,016,500
MUFG Union Bank NA, Sr. Unsec’d. Notes	1.500%		09/26/16	22,569	22,619,690
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.482	%(a)	09/17/18	16,000	16,037,184
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	0.897	%(a)	02/03/17	30,000	30,001,950
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	1.800%		03/26/18	10,000	10,038,530
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450%		01/29/18	24,000	24,129,456
Wells Fargo Bank NA, Sr. Unsec’d. Notes	1.175	%(a)	09/07/17	10,000	10,013,240
Wells Fargo Bank NA, Sr. Unsec’d. Notes	1.375	%(a)	01/22/18	16,700	16,779,158

					363,951,382

Beverages — 0.3%
PepsiCo., Inc., Sr. Unsec’d. Notes	1.215	%(a)	02/22/19	10,000	10,071,170

Biotechnology — 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850%		09/04/18	12,000	12,208,980

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%		05/25/10	50,000	3,725,000

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.438	%(a)	02/22/19	10,000	10,119,350
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.369	%(a)	10/05/17	30,000	30,190,890
International Business Machine Corp., Sr. Unsec’d. Notes	1.069	%(a)	08/18/17	10,000	10,029,880

					50,340,120

Diversified Financial Services — 1.4%
American Express Credit Corp., Sr. Unsec’d. Notes	1.148	%(a)	07/29/16	15,300	15,313,984
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300%		06/05/17	25,000	24,986,025

					40,300,009

Electric — 0.4%
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	12,000	12,189,204

Gas — 0.2%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%		02/01/17	4,377	4,507,216

Healthcare-Services — 0.5%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.083	%(a)	01/17/17	16,000	16,024,080

Insurance — 1.8%
Berkshire Hathaway Finance Corp., Gtd. Notes	1.184	%(a)	03/07/18	15,000	15,069,300
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.009	%(a)	04/10/17	20,000	20,019,740
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	1.006	%(a)	05/27/16	20,000	20,006,000

					55,095,040

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.329	%(a)	02/23/18	10,000	10,082,730

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.975	%(a)	12/20/16	23,000	22,984,383

Oil & Gas — 1.8%
Chevron Corp., Sr. Unsec’d. Notes	0.889%		06/24/16	8,700	8,704,889
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550%		11/15/16	30,560	31,042,573
Shell International Finance BV (Netherlands), Gtd. Notes	1.250%		11/10/17	14,700	14,717,243

					54,464,705

Oil & Gas Services — 1.4%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%		12/15/16	12,000	11,999,196
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900%		12/21/17	30,000	29,932,110

					41,931,306

Pharmaceuticals — 1.3%
Merck & Co., Inc., Sr. Unsec’d. Notes	0.808	%(a)	05/18/16	40,000	40,005,240

Retail — 2.4%
CVS Health Corp., Sr. Unsec’d. Notes	1.200%		12/05/16	25,000	25,060,125
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.232	%(a)	09/14/18	5,000	5,044,770
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100%		12/07/18	15,000	15,317,220
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	1.068	%(a)	05/18/16	25,000	25,004,050

					70,426,165

Telecommunications — 1.5%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.912	%(a)	03/03/17	35,000	35,053,655
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.164	%(a)	09/15/16	10,000	10,046,930

					45,100,585

TOTAL CORPORATE BONDS (cost $966,161,393)					935,166,093

MUNICIPAL BOND — 0.8%
California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.934	%(a)	07/01/41	25,000	25,003,250

NON-CORPORATE FOREIGN AGENCY — 1.2%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.409	%(a)	04/10/17	36,275	36,273,730

TOTAL LONG-TERM INVESTMENTS (cost $2,386,108,401)					2,392,492,084

				Shares
SHORT-TERM INVESTMENTS — 21.0%
AFFILIATED MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $23,769,883)(c)				23,769,883	23,769,883

				Principal Amount (000)#
COMMERCIAL PAPER(d) — 18.1%
Agrium, Inc., 144A	0.817%		05/19/16	4,000	3,998,896
Agrium, Inc., 144A	0.817%		05/31/16	1,000	999,544
Altria Group, Inc.	0.797%		05/27/16	17,000	16,993,283
Ameren Corp.	0.786%		05/02/16	9,000	8,999,651
American Electric Power Co., 144A	0.766%		05/18/16	8,000	7,997,919
American Water Capital Corp., 144A	0.755%		05/18/16	8,000	7,998,045
Amphenol Corp., 144A	0.837%		05/04/16	1,480	1,479,904
Amphenol Corp., 144A	0.837%		05/31/16	10,000	9,995,440
Amphenol Corp., 144A	0.868%		05/05/16	4,000	3,999,687
Anheuser-Busch InBev Worldwide, Inc., 144A	1.601%		01/13/17	25,000	24,840,250
Anthem, Inc., 144A	0.766%		05/16/16	4,000	3,999,137
Assa Abloy Financial Services AB, 144A	0.786%		05/24/16	4,000	3,998,600
Assa Abloy Financial Services AB, 144A	0.796%		05/27/16	2,000	1,999,210
BASF SE, 144A	1.214%		01/05/17	25,000	24,848,000
BAT International Finance PLC, 144A	0.817%		05/24/16	20,000	19,993,000
Baxter International, Inc., 144A	0.714%		05/11/16	10,000	9,998,413
Bayer AG, 144A	0.632%		05/04/16	12,000	11,999,222
Bell Canada, 144A	0.776%		05/04/16	10,000	9,999,393
Bemis Co., Inc., 144A	0.735%		05/09/16	4,000	3,999,473
Bemis Co., Inc., 144A	0.735%		05/11/16	7,000	6,998,889
Cabot Corp., 144A	0.776%		05/13/16	14,000	13,997,340
Cabot Corp., 144A	0.817%		05/02/16	7,173	7,172,722
Centerpoint Energy, Inc., 144A	0.940%		05/03/16	20,000	19,998,964
Centerpoint Energy, Inc., 144A	0.972%		07/01/16	1,000	999,029
Centrica PLC, 144A	1.075%		05/03/16	10,000	9,999,500
Commonwealth Bank of Australia, 144A	1.026%		04/19/17	20,000	20,001,460
Cox Enterprises, Inc., 144A	0.765%		05/04/16	10,000	9,999,351
Cox Enterprises, Inc., 144A	0.766%		05/10/16	15,000	14,997,750
Deutches Telekom AG, 144A	0.838%		05/18/16	25,000	24,992,440
Duke Energy Corp., 144A	0.940%		05/03/16	18,000	17,999,068
Eastman Chemical Co., 144A	0.735%		05/13/16	3,000	2,999,430
Eaton Corp., 144A	0.796%		05/24/16	5,000	4,998,250
Electricite de France, 144A	1.560%		01/09/17	20,000	19,811,000
Enterprise Products Operating LLC, 144A	0.899%		05/24/16	13,000	12,995,450

EOG Resources, Inc., 144A	0.663%		05/04/16	7,000	6,999,546
Equifax, Inc., 144A	0.786%		05/16/16	4,000	3,999,080
Equifax, Inc., 144A	0.786%		05/23/16	6,000	5,997,988
Exelon Generation Co. LLC, 144A	1.043%		05/04/16	23,000	22,998,508
FMC Technologies, Inc., 144A	1.074%		05/06/16	10,000	9,999,086
Monsanto Co., 144A	0.941%		06/08/16	10,000	9,994,189
National Oilwell Varco, Inc., 144A	1.022%		05/02/16	6,000	5,999,818
Thomson Reuters Corp., 144A	0.899%		06/09/16	5,000	4,997,181
Thomson Reuters Corp., 144A	1.023%		06/02/16	10,000	9,995,419
Thomson Reuters Corp., 144A	1.023%		06/01/16	10,000	9,995,563
TransCanada Pipelines Ltd., 144A	1.002%		06/01/16	17,000	16,991,990
TransCanada Pipelines Ltd., 144A	1.074%		06/06/16	8,000	7,995,601
TYCO Int’l Finance SA, 144A	0.868%		05/16/16	4,000	3,999,080
TYCO Int’l Finance SA, 144A	0.868%		05/23/16	2,000	1,999,329
United Technologies Corp., 144A	0.766%		05/26/16	12,000	11,995,437
VF Corp., 144A	0.735%		05/12/16	5,000	4,999,193
VF Corp., 144A	0.735%		05/16/16	4,000	3,999,137
Volvo Treasury NA LP, 144A	0.837%		05/03/16	6,000	5,999,700
Whirlpool Corp., 144A	0.971%		06/16/16	13,700	13,690,246
WPP CP LLC, 144A	0.889%		06/01/16	8,000	7,996,231
WPP CP LLC, 144A	0.992%		07/05/16	6,000	5,993,700

TOTAL COMMERCIAL PAPER (cost $542,475,237)					542,733,732

TIME DEPOSITS — 1.7%
DuPont Teijin Films U.S. LP(e)	0.800%		05/26/16	25,000	25,000,000
Kimco Realty Corp.(e)	0.800%		05/16/16	10,000	10,000,000
Liberty Property LP(e)	0.800%		05/31/16	17,000	17,000,000

TOTAL TIME DEPOSITS (cost $52,000,000)					52,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Federal Home Loan Bank(f)(g) (cost $9,979,857)	0.510	%(d)	09/23/16	10,000	9,984,800

TOTAL SHORT-TERM INVESTMENTS (cost $628,224,977)					628,488,415

TOTAL INVESTMENTS — 100.5% (cost $3,014,333,378)(h)					3,020,980,499
Liabilities in excess of other assets(i) — (0.5)%					(13,784,499)

NET ASSETS — 100.0%					$3,007,196,000

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Collateralized Mortgage-Backed Security
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.

(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(g)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(h)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,014,333,378

Appreciation	56,948,139
Depreciation	(50,301,018)

Net Unrealized Appreciation	$6,647,121

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC swap agreements:
10,000	05/10/16	0.860%	3 Month LIBOR(1)	$(26,775)	$—	$(26,775)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(51,945)	—	(51,945)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(15,133)	—	(15,133)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	(21,456)	—	(21,456)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(35,731)	—	(35,731)	Bank of Nova Scotia
25,000	12/06/16	0.575%	3 Month LIBOR(1)	(12,844)	—	(12,844)	Bank of Nova Scotia
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(2,906,046)	—	(2,906,046)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	(149,585)	—	(149,585)	Bank of Nova Scotia

				$(3,219,515)	$—	$(3,219,515)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(2)
Centrally cleared swap agreements:
25,000	05/02/16	0.536%	3 Month LIBOR(1)	$212	$166	$(46)
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(13,528)	(13,528)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(39,859)	(40,144)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(19,521)	(19,796)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	10,714	10,714
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	(1,194)	(1,394)
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	(9,355)	(9,543)
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(30,389)	(196,581)	(166,192)
25,000	08/08/17	0.724%	3 Month LIBOR(1)	207	29,634	29,427
30,000	12/14/17	1.054%	3 Month LIBOR(1)	218	(92,479)	(92,697)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(2)
Centrally cleared swap agreements (cont’d.):
10,000	01/26/18	0.935%	3 Month LIBOR(1)	$172	$(9,683)	$(9,855)
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	(12,060)	(12,264)
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(126,479)	(955,503)	(829,024)
10,000	01/08/19	1.344%	3 Month LIBOR(1)	191	(92,907)	(93,098)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(384,368)	(384,594)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(214,560)	(214,755)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(168,411)	(168,594)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(225,297)	(225,297)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,193,403)	(1,193,403)

				$(154,112)	$(3,588,195)	$(3,434,083)

A U.S. Government Agency Obligation with a market value of $1,757,325 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at April 30, 2016.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative investments subject to interest rate contracts risk exposure as of April 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$586,889,112	$—
Residential Mortgage-Backed Securities	—	363,599,712	—
Commercial Mortgage-Backed Securities	—	445,560,187	—
Corporate Bonds	—	935,166,093	—
Municipal Bond	—	25,003,250	—
Non-Corporate Foreign Agency	—	36,273,730	—
Affiliated Mutual Fund	23,769,883	—	—
Commercial Paper	—	542,733,732	—
Time Deposits	—	52,000,000	—
U.S. Government Agency Obligation	—	9,984,800	—
Other Financial Instruments*
OTC Interest Rate Swap Agreements		(3,219,515)
Centrally Cleared Interest Rate Swap Agreements	—	(3,434,083)	—

Total	$23,769,883	$2,990,557,018	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Core Ultra Short Bond Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 16, 2016

*	Print the name and title of each signing officer under his or her signature.